Property, Plant and Equipment - Summary (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment
Beginning balance	$ 68,512
Depreciation, depletion and amortization	(6,916)	$ (6,954)
Ending balance	68,428	68,512
Cost
Changes in property, plant and equipment
Beginning balance	133,587	125,582
Additions	6,727	7,476
Changes in decommissioning and restoration	269	216
Disposals and derecognition	(921)	(373)
Foreign exchange adjustments	(391)	686
Ending balance	139,271	133,587
Accumulated provision
Changes in property, plant and equipment
Beginning balance	(65,075)	(57,932)
Depreciation, depletion and amortization	(6,744)	(6,890)
Disposals and derecognition	732	247
Foreign exchange adjustments	244	(500)
Ending balance	(70,843)	(65,075)
Oil and Gas properties
Changes in property, plant and equipment
Beginning balance	16,760
Ending balance	16,310	16,760
Oil and Gas properties | Cost
Changes in property, plant and equipment
Beginning balance	42,396	41,101
Additions	1,104	864
Transfers		(10)
Changes in decommissioning and restoration	147	107
Disposals and derecognition	(339)	(10)
Foreign exchange adjustments	(181)	344
Ending balance	43,127	42,396
Oil and Gas properties | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(25,636)	(23,311)
Depreciation, depletion and amortization	(1,623)	(2,015)
Disposals and derecognition	286	8
Foreign exchange adjustments	156	(318)
Ending balance	(26,817)	(25,636)
Plant and Equipment
Changes in property, plant and equipment
Beginning balance	51,752
Ending balance	52,118	51,752
Plant and Equipment | Cost
Changes in property, plant and equipment
Beginning balance	91,191	84,481
Additions	5,623	6,612
Transfers		10
Changes in decommissioning and restoration	122	109
Disposals and derecognition	(582)	(363)
Foreign exchange adjustments	(210)	342
Ending balance	96,144	91,191
Plant and Equipment | Accumulated provision
Changes in property, plant and equipment
Beginning balance	(39,439)	(34,621)
Depreciation, depletion and amortization	(5,121)	(4,875)
Disposals and derecognition	446	239
Foreign exchange adjustments	88	(182)
Ending balance	$ (44,026)	$ (39,439)